Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Cash Flows [Abstract]
Accretion of interest on bond	$ 5.0	$ 4.7	$ 4.0